Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 3,905	$ 4,308
Preferred stock, par value (in usd per share)	$ 0	$ 0
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	6,205,250	6,205,250
Common stock, shares outstanding	5,924,209	6,205,250
Accumulated other comprehensive income (loss), tax	$ 947	$ (1,218)